Impairment Reversals (Losses) on Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Impairment Reversals (Losses) on Non-Current Assets

			Year ended December 31,
			2018	2017	2016
			(millions of euros)
Reversals of impairment losses on non-current assets:
on intangible assets			4	—	—
on tangible assets			—	—	—

	(A	)	4	—	—

Impairment losses on non-current assets:
on intangible assets			2,590	30	—
on tangible assets			—	7	3

	(B)		2,590	37	3

Total	(A-B)		(2,586)	(37)	(3)